Fair value of financial instruments (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Financial assets at fair value	$ 10,333	$ 19,393
Financial assets at fair value through profit or loss | Warrants on equity securities publicly traded mining exploration and development companies, precious metals
Disclosure of financial assets [line items]
Financial assets at fair value	370	4
Financial assets at fair value through other comprehensive loss | Equity securities publicly traded mining exploration and development companies, precious metals
Disclosure of financial assets [line items]
Financial assets at fair value	2,706	5,739
Financial assets at fair value through other comprehensive loss | Equity securities publicly traded mining exploration and development companies, other minerals
Disclosure of financial assets [line items]
Financial assets at fair value	7,257	13,650
Level 1
Disclosure of financial assets [line items]
Financial assets at fair value	9,963	19,389
Level 1 | Financial assets at fair value through other comprehensive loss | Equity securities publicly traded mining exploration and development companies, precious metals
Disclosure of financial assets [line items]
Financial assets at fair value	2,706	5,739
Level 1 | Financial assets at fair value through other comprehensive loss | Equity securities publicly traded mining exploration and development companies, other minerals
Disclosure of financial assets [line items]
Financial assets at fair value	7,257	13,650
Level 3
Disclosure of financial assets [line items]
Financial assets at fair value	370	4
Level 3 | Financial assets at fair value through profit or loss | Warrants on equity securities publicly traded mining exploration and development companies, precious metals
Disclosure of financial assets [line items]
Financial assets at fair value	$ 370	$ 4